NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Concentrations and Credit Risk (Policies)	12 Months Ended
Jun. 30, 2018
Policies
Concentrations and Credit Risk

Concentrations and Credit Risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As of June 30, 2018 and 2017, $3,348,242 and $1,426,761 of the Company’s cash and cash equivalents was on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. In addition, the Company’s short-term investment fund deposited with PRC bank is also not insured.

As of June 30, 2018, two customers accounted for 11% and 16% of the Company’s total accounts receivable, respectively. As of June 30, 2017, two customers accounted for 30% and 13% of the Company’s total accounts receivable, respectively.

For the years ended June 30, 2018, 2017 and 2016, export sales to customers located in North America, Europe and East Asia accounted for 34%, 7% and 49% of the Company’s total revenue, respectively. For the year ended June 30, 2018, three customers accounted for 24.9%, 14% and 7.4% of the Company’s total revenue, respectively. For the year ended June 30, 2017, three customers accounted for 13%, 15% and 20% of the Company’s total revenue, respectively. For the year ended June 30, 2016, three customers accounted for 13%, 15% and 15% of the Company’s total revenue, respectively.

For the year ended June 30, 2018, 2017 and 2016, no supplier accounted for more than 10% of the Company’s total raw material purchase.